Commitments and contingencies - Summary of Minimum Payments Under Operating Lease Obligations for Its Premises Due in Future Fiscal Years (Detail) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	$ 5,950
2019 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	810
2020 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	581
2021 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	586
2022 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	592
2023 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	653
Later Than Five Years And Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	$ 2,728